UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21341

Name of Fund: Preferred and Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/03

Date of reporting period: 11/01/02 - 10/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Preferred and
                                        Corporate Income
                                        Strategies Fund, Inc.

Annual Report
October 31, 2003

[LOGO] Merrill Lynch Investment Managers

Preferred and Corporate Income Strategies Fund, Inc.

The Benefits and Risks of Leveraging

Preferred and Corporate Income Strategies Fund, Inc. has the ability to utilize leveraging through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest or dividend rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue Preferred Stock) may reduce the Common Stock's yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.


2   PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

A Letter From the President

Dear Shareholder

As 2003 draws to a close, it seems appropriate to reflect on what has been a meaningful year in many respects. We saw the beginning and the end of all-out war in Iraq, equity market uncertainty turned to strength and sub par gross domestic product growth of 1.4% in the first quarter of 2003 grew to an extraordinary 8.2% in the third quarter. Amid the good news, fixed income investments, which had become the asset class of choice during the preceding three-year equity market decline, faced new challenges.

Earlier in the year, the Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, long-term interest rates continued to be volatile, as investors began to anticipate the impact of future Federal Reserve Board policy and economic revitalization. As of October 31, 2003, the ten-year Treasury bond was yielding 4.33%. This compared to a yield of 3.89% six months earlier and 3.93% one year ago.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. With that said, remember that the advice and guidance of a skilled financial advisor often can mean the difference between successful and unsuccessful investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003   3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Managers

      The Fund has performed relatively well since its inception in an environment characterized by generally stable, long-term interest rates.

How has the Fund performed since its inception in light of the existing market conditions?

Since inception (August 1, 2003) through October 31, 2003, the Common Stock of Preferred and Corporate Income Strategies Fund, Inc. had a net annualized yield of 8.14%, based on a period-end per share net asset value of $24.38 and $.500 per share income dividends. For the same period, the total investment return on the Fund's Common Stock was +3.53%, based on a change in per share net asset value from $23.88 to $24.38, and assuming reinvestment of $.333 per share ordinary income dividends. For the same period, the unmanaged Merrill Lynch Preferred Stock Fixed Rate Index rose 3.64%.

For a description of the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of the Financial Statements included in this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment return based on changes in the Fund's net asset value.

The Fund performed relatively well in an environment of generally steady long-term interest rates. The ten-year U.S. Treasury note returned 2.52% between August 1, 2003 and October 31, 2003, while its yield rose just one basis point to 4.33%. The unmanaged Merrill Lynch U.S. Corporate Master Index and the Merrill Lynch U.S. Treasury/Agency Master Index returned +3.08% and +1.93%, respectively, for the same period. The U.S. economy displayed surprising strength during this period, with gross domestic product in the third quarter of 2003 rising 8.2%, the highest growth rate since the early 1980s.

What is the Fund's investment objective?

The Fund's primary objective is to provide shareholders with high current income. The secondary objective is to seek capital appreciation. To these ends, we invest primarily in a diversified portfolio of preferred securities and debt securities. This includes convertible securities, which may be converted into common stock or other securities of the same or a different issuer. The Fund also has the flexibility to invest to a limited extent directly in common stocks. At least 80% of the Fund's total assets are invested in securities in the investment-grade rating categories of the established bond rating services or if unrated are considered to be of comparable quality.

How have you managed the Fund since its inception?

Since the Fund's inception on July 30, 2003, we began the gradual process of investing assets received from new shareholders in the Fund's initial offering. We completed the initial investment process on October 31, 2003 with 54 securities in the portfolio.

As of October 31, 2003, the Fund was approximately 36% leveraged. During the period, we leveraged the Fund through an offering of Auction Market Preferred Stock (AMPS) in an effort to take advantage of the yield spreads between the AMPS and the securities we held in the portfolio. (For a more complete explanation of the benefits and risks of leveraging, see page 2 of this report to shareholders.)

How would you characterize the Fund's position at the close of the period?

Investments in preferred and corporate fixed income securities are subject to credit and interest rate risk. As the U.S. economy continues to improve, we view the credit outlook for the corporate sector as somewhat positive. We have, however, positioned the Fund with a slightly short duration versus its comparable Lipper category of Income and Preferred Stock Funds, as we believe long-term interest rates have bottomed and eventually will rise. We also have employed some substantial interest rate hedges, including options and futures, in an effort to reduce the Fund's exposure to interest rate risk. The Fund's effective duration at October 31, 2003 was 14.6 years, while its hedged duration stood at 8.0 years.


4   PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

We believe the improving credit environment will support the performance of preferred stocks. The limited supply of new preferred issues also should have a positive effect on the market as the increased demand by closed-end funds that invest in these securities exceeds the available supply.

At the end of the period, the Fund was fully invested and its largest sector weights were in financial services (primarily banking) and insurance (life and property & casualty). The Fund also held positions in industrials, utilities (electric utilities, cable, wireless telecommunications), real estate investment trusts and U.S. government agency securities.

At October 31, 2003, the portfolio carried an average credit rating of A2 from Standard & Poor's, and approximately 87.1% of its assets was invested in securities rated BBB or higher.

John D. Burger
Vice President and Portfolio Manager

Thomas Musmanno
Vice President and Portfolio Manager

Robert R. Peterson, Jr.
Vice President and Portfolio Manager

November 18, 2003


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003   5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                        (in U.S. dollars)

Preferred Securities

                          S&P       Moody's   Face
Industry+                 Ratings@  Ratings@  Amount        Capital Trusts                                                  Value
====================================================================================================================================
Banks--17.4%              A-        A2        $ 8,000,000   CBA Capital Trust I, 5.805% (c)(d)                          $  8,138,320
                          BBB+      A3          8,000,000   Dresdner Funding Trust I, 8.151% due 6/30/2031 (d)             8,808,016
                          A         Aa3         4,000,000   HBOS PLC, 5.375% (a)(c)(d)                                     4,004,240
                          NR*       NR*         3,000,000   Hubco Capital Trust I, 8.98% due 2/01/2027                     3,378,282
                          NR*       NR*         1,500,000   Hubco Capital Trust II, 7.65% due 6/15/2028 (d)                1,537,500
                          A         A1          5,000,000   RBS Capital Trust I, 4.709% (a)(c)                             4,706,085
                          A         A1          2,000,000   Royal Bank of Scotland Group PLC, 7.648% (a)(c)                2,368,284
                          NR*       NR*         5,000,000   Skandinaviska Enskilda Banken AB, 2.01% (c)                    4,550,000
                          A-        A2          6,000,000   Westpac Capital Trust III, 5.819% (a)(c)(d)                    6,167,340
                                                                                                                        ------------
                                                                                                                          43,658,067
====================================================================================================================================
Distribution--4.0%        BBB       Baa2        9,000,000   AGL Capital Trust, 8.17% due 6/01/2037                        10,105,137
====================================================================================================================================
Electric--2.4%            BBB-      Baa2        1,200,000   Dominion Resources Capital Trust I, 7.83% due 12/01/2027       1,296,623
                          BB+       Baa2        2,500,000   SWEPCO Capital Trust I, 5.25% due 10/01/2043 (a)               2,478,913
                          BBB+      Baa1        2,000,000   Southern Company Capital Trust I, 8.19% due 2/01/2037          2,263,792
                                                                                                                        ------------
                                                                                                                           6,039,328
====================================================================================================================================
Insurance--10.4%          BBB       Baa3       10,000,000   AON Capital Trust, 8.205% due 1/01/2027                       11,251,600
                          BB        Ba1        10,000,000   Markel Capital Trust I, 8.71% due 1/01/2046                   10,208,630
                          BBB       Baa1        5,000,000   QBE Insurance Group Limited, 5.647% due 7/01/2023 (a)(d)       4,713,925
                                                                                                                        ------------
                                                                                                                          26,174,155
====================================================================================================================================
Insurance--               BBB+      A3         16,000,000   Axa, 8.60% due 12/15/2030                                     19,716,592
Multiline--7.9%
====================================================================================================================================
Oil--8.2%                 A-        A2         10,000,000   Oil Insurance Limited, 5.15% due 8/15/2033 (a)(d)             10,062,000
                          BBB-      Baa1       10,000,000   Pemex Project Funding Master Trust, 7.375% due 12/15/2014     10,500,000
                                                                                                                        ------------
                                                                                                                          20,562,000
====================================================================================================================================
Pipelines--0.9%           BB+       Baa3        2,000,000   K N Capital Trust III, 7.63% due 4/15/2028                     2,172,414
====================================================================================================================================
Savings & Loan            BB        Ba2         5,000,000   GreenPoint Capital Trust I, 9.10% due 6/01/2027                5,468,450
Associations--2.2%
====================================================================================================================================
Special Services--4.5%    BBB-      Baa1        8,710,000   ACE Capital Trust II, 9.70% due 4/01/2030                     11,335,603
====================================================================================================================================
Special                   BBB+      Baa3       11,110,000   Farmers Exchange Capital, 7.05% due 7/15/2028 (d)             10,294,426
Situations--9.9%          A-        A3          6,000,000   Mangrove Bay PassThru Trust, 6.102% due 7/15/2033 (d)          5,854,680
                          AA-       Aa3         3,000,000   Swedish Export Credit Corporation, 6.375% (c)(d)               2,917,500
                          B+        Baa3        5,000,000   Tokai Preferred Capital Company LLC, 9.98% (c)(d)              5,614,405
                                                                                                                        ------------
                                                                                                                          24,681,011
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Investments in Capital Trusts
                                                            (Cost--$166,187,864)--67.8%                                  169,912,757
                          ==========================================================================================================

====================================================================================================================================
                                                  Shares
                                                  Held      Preferred Stocks
====================================================================================================================================
Finance--7.9%                                     200,000   Federal National Mortgage Association, 5.125%                  9,340,000
                                                  400,000   Lehman Brothers Holdings, 6.50%                               10,450,000
                                                                                                                        ------------
                                                                                                                          19,790,000
====================================================================================================================================
Gas--3.3%                                         320,000   Southern Union Company, 7.55%                                  8,156,800
====================================================================================================================================
Property & Casualty                               320,000   ACE Limited, 7.80%                                             8,528,000
Insurance--3.4%
====================================================================================================================================
Wireless                                            9,720   Centaur Funding Corporation, 9.08%                            11,618,442
Communication--4.6%
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Investments in Preferred Stocks
                                                            (Cost--$47,012,337)--19.2%                                    48,093,242
                          ==========================================================================================================


6   PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Schedule of Investments (continued)                            (in U.S. dollars)

Preferred Securities (concluded)

                                                  Shares
Industry+                                         Held      Real Estate Investment Trusts                                  Value
===================================================================================================================================
Real Estate Investment                            400,000   CBL & Associates Properties, Inc., 7.75%                   $ 10,560,000
Trusts--14.8%                                     400,000   CarrAmerica Realty Corporation, 7.50%                        10,350,000
                                                  180,000   Developers Diversified Realty Corporation, 7.375%             4,554,000
                                                  425,000   HRPT Properties Trust, 8.75%                                 11,479,250
                          ---------------------------------------------------------------------------------------------------------
                                                            Total Investments in Real Estate Investment Trusts
                                                            (Cost--$35,803,750)--14.8%                                   36,943,250
                          =========================================================================================================

===================================================================================================================================
                          S&P        Moody's   Face
                          Ratings@   Ratings@  Amount       Trust Preferred
===================================================================================================================================
Finance--3.2%             BBB+      Baa1      $ 8,000,000   Countrywide Capital IV, 6.50% due 4/01/2033                   8,079,976
===================================================================================================================================
Gas--4.2%                 BB        Baa3       10,000,000   Southwest Gas Capital II, 7.70% due 9/15/2043                10,481,839
===================================================================================================================================
Insurance--2.4%           BBB       Baa1        6,000,000   Lincoln National Capital VI, 6.75% due 9/11/2052              6,059,049
                          =========================================================================================================
                                                            Total Investments in Trust Preferred
                                                            (Cost--$23,933,800)--9.8%                                    24,620,864
                          =========================================================================================================
                                                            Total Investments in Preferred Securities
                                                            (Cost--$272,937,751)--111.6%                                279,570,113
                          =========================================================================================================

===================================================================================================================================
                                                            Corporate Bonds
===================================================================================================================================
Broadcast--3.6%           BBB-      Baa3        8,000,000   Liberty Media Corp., 8.25% due 2/01/2030                      9,133,920
===================================================================================================================================
Cable Television          BBB       Baa3        3,000,000   Comcast Corporation, 7.05% due 3/15/2033                      3,196,197
Services--1.3%
===================================================================================================================================
Cellular                  BBB       Baa2        5,000,000   AT&T Wireless Services Inc., 8.75% due 3/01/2031              6,012,735
Telephones--2.4%
===================================================================================================================================
Containers--2.1%          BBB       Baa3        5,000,000   Sealed Air Corporation, 6.875% due 7/15/2033 (d)              5,150,685
===================================================================================================================================
Diversified                                                 General Motors Acceptance Corporation:
Financials--4.1%          BBB       A3          2,000,000        6.875% due 8/28/2012                                     2,050,142
                          BBB       A3          3,000,000        8% due 11/01/2031                                        3,085,203
                          BBB       Baa1        5,000,000   General Motors Corp., 7.70% due 4/15/2016                     5,161,380
                                                                                                                        -----------
                                                                                                                         10,296,725
===================================================================================================================================
Electric--4.9%            BBB       Ba1         3,000,000   CenterPoint Energy, Inc., 7.25% due 9/01/2010 (d)             3,214,809
                          BBB       Baa2        4,060,000   ComEd Financing III, 6.35% due 3/15/2033                      3,941,440
                          BBB       Baa2        5,000,000   Energy East Corporation, 6.75% due 9/15/2033                  5,197,805
                                                                                                                        -----------
                                                                                                                         12,354,054
===================================================================================================================================
Finance--5.8%             BBB       A3          5,000,000   Ford Motor Credit Company, 7.25% due 10/25/2011               5,078,425
                          B+        Baa3        3,500,000   Fuji JGB Investment LLC, 9.87% (a)(c)(d)                      3,885,602
                          B+        Baa3        5,000,000   SB Treasury Company LLC, 9.40% (a)(c)(d)                      5,550,000
                                                                                                                        -----------
                                                                                                                         14,514,027
===================================================================================================================================
Foreign Government        BBB-      Baa2       10,000,000   United Mexican States, 8.125% due 12/30/2019++               11,050,000
Obligations--4.4%
===================================================================================================================================
Industrial                BBB       A3          5,000,000   DaimlerChrysler NA Holdings, 8.50% due 1/18/2031              5,607,410
Manufacturing--2.2%
===================================================================================================================================
Industrial                BBB+      Baa1        5,000,000   AOL Time Warner Inc., 7.625% due 4/15/2031                    5,587,085
Services--3.2%            BBB       Baa3        2,000,000   TCI Communications Inc., 8.75% due 8/01/2015                  2,502,868
                                                                                                                        -----------
                                                                                                                          8,089,953
===================================================================================================================================
Retail--                  NR*       A2          3,500,000   CVS Corporation, 6.204% due 10/10/2025 (d)                    3,634,099
Drug Stores--1.5%
===================================================================================================================================


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003   7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                            (in U.S. dollars)

                 S&P       Moody's   Face
Industry+        Ratings@  Ratings@  Amount        Corporate Bonds                                                         Value
===================================================================================================================================
Telephone--4.9%  BBB       Baa3      $ 5,000,000   France Telecom, 9.75% due 3/01/2031                                 $  6,599,105
                 BBB-      Baa3        5,000,000   Sprint Capital Corporation, 8.75% due 3/15/2032                        5,687,060
                                                                                                                        -----------
                                                                                                                         12,286,165
                 ==================================================================================================================
                                                   Total Investments in Corporate Bonds (Cost--$98,873,612)--40.4%      101,325,970
                 ==================================================================================================================

===================================================================================================================================
                                    Face Amount/
                             Beneficial Interest   Short-Term Securities
===================================================================================================================================
                                       5,000,000   Freddie Mac, 1.02% due 11/12/2003 (e)                                  4,998,725
                                       2,239,048   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)            2,239,048
                 ------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term Securities
                                                   (Cost--$7,237,773)--2.9%                                               7,237,773
                 ==================================================================================================================

===================================================================================================================================
                                     Number of
Options                              Contracts     Put Options Purchased
===================================================================================================================================
                                              50   Swaption, expiring November 2003 at $5.31, Broker J.P. Morgan
                                                   Chase (f)                                                                 53,750
                                              50   Swaption, expiring January 2004 at $5.10, Broker UBS Warburg (f)         466,500
                                              14   Swaption, expiring September 2008 at $6.49, Broker Lehman
                                                   Brothers, Inc. (f)                                                       914,393
                                             250   U.S. Treasury Bonds, expiring November 2003 at $106, Broker
                                                   Lehman Brothers, Inc.                                                      3,906
                                             550   U.S. Treasury Bonds, expiring November 2003 at $107, Broker
                                                   Greenwich Capital Markets                                                 17,188
                                             500   U.S. Treasury Bonds, expiring November 2003 at $112, Broker
                                                   Greenwich Capital Markets                                                406,250
                                             250   U.S. Treasury Bonds, expiring December 2003 at $107, Broker
                                                   Greenwich Capital Markets                                                121,094
                 ------------------------------------------------------------------------------------------------------------------
                                                   Total Put Options Purchased (Premiums Paid--$3,336,624)--0.8%          1,983,081
                 ==================================================================================================================
                                                   Total Investments (Cost--$382,385,760)--155.7%                       390,116,937
                 ==================================================================================================================

===================================================================================================================================
                                                   Put Options Written
===================================================================================================================================
                                              25   Swaption, expiring September 2008 at $6.65, Broker Lehman
                                                   Brothers, Inc. (f)                                                    (1,264,550)
                                             500   U.S. Treasury Bonds, expiring November 2003 at $105, Broker
                                                   Lehman Brothers, Inc.                                                     (7,813)
                                             500   U.S. Treasury Bonds, expiring November 2003 at $110, Broker
                                                   Greenwich Capital Markets                                               (132,812)
                 ------------------------------------------------------------------------------------------------------------------
                                                   Total Put Options Written (Premiums Received--$2,133,438)--(0.6%)     (1,405,175)
===================================================================================================================================
                 Total Investments, Net of Options Written (Cost--$380,252,322)--155.1%                                 388,711,762

                 Unrealized Depreciation on Swaps**--(0.3%)                                                                (831,600)

                 Variation Margin on Financial Futures Contracts***--(0.1%)                                                (232,813)

                 Liabilities in Excess of Other Assets--(0.2%)                                                             (501,654)

                 Preferred Stock, at Redemption Value--(54.5%)                                                         (136,514,988)
                                                                                                                       ------------
                 Net Assets Applicable to Common Stock--100.0%                                                         $250,630,707
                                                                                                                       ============

(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      -----------------------------------------------------------------------------------------------
                                                                          Net                Interest
      Affiliate                                                        Activity               Income
      -----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I         $2,239,048             $173,136
      -----------------------------------------------------------------------------------------------

(c)   The security is a perpetual bond and has no definite maturity date.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
(f) This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the Fund is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.


8   PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Schedule of Investments (concluded)                            (in U.S. dollars)

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
++ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollaterized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
@     Ratings of issues shown are unaudited.
*     Not Rated.
**    Swaps entered into as of October 31, 2003 were as follows:

      ------------------------------------------------------------------------------------------------------------------------
                                                                                                   Notional        Unrealized
                                                                                                    Amount        Depreciation
      ------------------------------------------------------------------------------------------------------------------------
      Receive a variable rate equal to 3-month USD LIBOR and pay a fixed rate of 4.92%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2014                                                                       $110,000,000      $(831,600)
      ------------------------------------------------------------------------------------------------------------------------

***   Financial futures contracts sold as of October 31, 2003 were as follows:

      ------------------------------------------------------------------------------------------------------------------------
      Number of                                                          Expiration                  Face          Unrealized
      Contracts                            Issue                            Date                     Value           Losses
      ------------------------------------------------------------------------------------------------------------------------
         50                     U.S. 10-year Treasury Bonds             December 2003             $ 5,477,156      $(137,688)
        300                     U.S. 30-year Treasury Bonds             December 2003             $32,300,750       (314,875)
      ------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Losses--Net                                                                                 $(452,563)
                                                                                                                   =========

      See Notes to Financial Statements.


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003   9

[LOGO] Merrill Lynch Investment Managers

Statement of Net Assets

As of October 31, 2003
===================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------
                       Investments, at value (identified cost--$379,049,136) ...                       $388,133,856
                       Options purchased, at value (premiums paid--$3,336,624) .                          1,983,081
                       Cash ....................................................                          2,782,038
                       Receivables:
                          Interest .............................................      $ 5,401,332
                          Dividends ............................................          232,422         5,633,754
                                                                                      -----------
                       Prepaid expenses ........................................                              4,781
                                                                                                       ------------
                       Total assets ............................................                        398,537,510
                                                                                                       ------------
===================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------
                       Unrealized depreciation on swaps ........................                            831,600
                       Options written, at value (premiums received--$2,133,438)                          1,405,175
                       Payables:
                          Securities purchased .................................        8,030,041
                          Dividends to Common Stock shareholders ...............          458,715
                          Offering costs .......................................          321,352
                          Variation margin .....................................          232,813
                          Investment adviser ...................................          108,334
                          Other affiliates .....................................            1,990         9,153,245
                                                                                      -----------
                       Accrued expenses ........................................                              1,795
                                                                                                       ------------
                       Total liabilities .......................................                         11,391,815
                                                                                                       ------------
===================================================================================================================
Preferred Stock
-------------------------------------------------------------------------------------------------------------------
                       Preferred Stock, at redemption value, par value $.10 per
                         share (2,730 Series M7 Shares and 2,730 Series T7
                         Shares of AMPS* issued and outstanding at $25,000 per
                         share liquidation preference) .........................                        136,514,988
                                                                                                       ------------
===================================================================================================================
Net Assets Applicable to Common Stock
-------------------------------------------------------------------------------------------------------------------
                       Net assets applicable to Common Stock ...................                       $250,630,707
                                                                                                       ============
===================================================================================================================
Analysis of Net Assets Applicable to Common Stock
-------------------------------------------------------------------------------------------------------------------
                       Common Stock, par value $.10 per share (10,279,189 shares
                         issued and outstanding) ...............................                       $  1,027,919
                       Paid-in capital in excess of par ........................                        242,501,203
                       Undistributed investment income--net ....................      $   383,772
                       Accumulated realized capital losses on investments--net .         (457,464)
                       Unrealized appreciation on investments--net .............        7,175,277
                                                                                      -----------
                       Total accumulated earnings--net .........................                          7,101,585
                                                                                                       ------------
                       Total--Equivalent to $24.38 net asset value per share of
                         Common Stock (market price--$23.60) ...................                       $250,630,707
                                                                                                       ============

*     Auction Market Preferred Stock.

      See Notes to Financial Statements.


10  PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Statement of Operations

For the Period August 1, 2003+ to October 31, 2003
===================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------
                       Interest ................................................                       $  3,663,693
                       Dividends ...............................................                            518,559
                                                                                                       ------------
                       Total income ............................................                          4,182,252
                                                                                                       ------------
===================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ................................      $   517,703
                       Commission fees .........................................           53,290
                       Accounting services .....................................           29,363
                       Transfer agent fees .....................................            7,433
                       Professional fees .......................................            7,357
                       Directors' fees and expenses ............................            5,391
                       Custodian fees ..........................................            4,596
                       Pricing fees ............................................              800
                       Printing and shareholder reports ........................              200
                       Other ...................................................           13,429
                                                                                      -----------
                       Total expenses before waiver ............................          639,562
                       Waiver of expenses ......................................         (358,412)
                                                                                      -----------
                       Total expenses after waiver .............................                            281,150
                                                                                                       ------------
                       Investment income--net ..................................                          3,901,102
                                                                                                       ------------
===================================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments--net .......................                           (373,914)
                       Unrealized appreciation on investments--net .............                          7,175,277
                                                                                                       ------------
                       Total realized and unrealized gain on investments--net ..                          6,801,363
                                                                                                       ------------
===================================================================================================================
Dividends to Preferred Stock Shareholders
-------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................                           (286,977)
                                                                                                       ------------
                       Net Increase in Net Assets Resulting from Operations ....                       $ 10,415,488
                                                                                                       ============

+     Commencement of operations.

      See Notes to Financial Statements.


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003  11

[LOGO] Merrill Lynch Investment Managers

Statement of Changes in Net Assets

                                                                                                 For the Period
                                                                                                    August 1,
                                                                                                    2003+ to
                                                                                                   October 31,
Increase (Decrease) in Net Assets:                                                                    2003
===============================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------
                       Investment income--net ..........................................          $   3,901,102
                       Realized loss on investments--net ...............................               (373,914)
                       Unrealized appreciation on investments--net .....................              7,175,277
                       Dividends to Preferred Stock shareholders .......................               (286,977)
                                                                                                  -------------
                       Net increase in net assets resulting from operations ............             10,415,488
                                                                                                  -------------
===============================================================================================================
Dividends to Common Stock Shareholders
---------------------------------------------------------------------------------------------------------------
                       Investment income--net ..........................................             (3,313,903)
                                                                                                  -------------
                       Net decrease in net assets resulting from dividends to
                         Common Stock shareholders .....................................             (3,313,903)
                                                                                                  -------------
===============================================================================================================
Common Stock Transactions
---------------------------------------------------------------------------------------------------------------
                       Net proceeds from issuance of Common Stock ......................            245,315,625
                       Offering costs resulting from the issuance of Common Stock ......               (367,922)
                       Offering and underwriting costs resulting from the
                         issuance of Preferred Stock ...................................             (1,518,593)
                                                                                                  -------------
                       Net increase in net assets derived from Common Stock transactions            243,429,110
                                                                                                  -------------
===============================================================================================================
Net Assets Applicable to Common Stock
---------------------------------------------------------------------------------------------------------------
                       Total increase in net assets applicable to Common Stock .........            250,530,695
                       Beginning of period .............................................                100,012
                                                                                                  -------------
                       End of period* ..................................................          $ 250,630,707
                                                                                                  =============
                          * Undistributed investment income--net .......................          $     383,772
                                                                                                  =============

+     Commencement of operations.

      See Notes to Financial Statements.


12  PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Financial Highlights

                                                                                                                 For the Period
The following per share data and ratios have been derived                                                           August 1,
from information provided in the financial statements.                                                              2003+ to
                                                                                                                   October 31,
Increase (Decrease) in Net Asset Value:                                                                               2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...............................................          $23.88
                                                                                                                     ------
                       Investment income--net .............................................................             .39
                       Realized and unrealized gain on investments--net ...................................             .67
                       Dividends to Preferred Stock shareholders from investment income--net ..............            (.03)
                                                                                                                     ------
                       Total from investment operations ...................................................            1.03
                                                                                                                     ------
                       Less dividends to Common Stock shareholders from investment income--net ............            (.33)
                                                                                                                     ------
                       Capital charge resulting from the issuance of Common Stock .........................            (.04)
                                                                                                                     ------
                       Capital charge and underwriting costs resulting from the issuance of Preferred Stock            (.16)
                                                                                                                     ------
                       Net asset value, end of period .....................................................          $24.38
                                                                                                                     ======
                       Market price per share, end of period ..............................................          $23.60
                                                                                                                     ======
===============================================================================================================================
Total Investment Return**
-------------------------------------------------------------------------------------------------------------------------------
                       Based on market price per share ....................................................           (4.33%)@
                                                                                                                     ======
                       Based on net asset value per share .................................................            3.53%@
                                                                                                                     ======
===============================================================================================================================
Ratios Based on Average Net Assets of Common Stock
-------------------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver*** ...................................................             .49%*
                                                                                                                     ======
                       Total expenses*** ..................................................................            1.11%*
                                                                                                                     ======
                       Total investment income--net*** ....................................................            6.79%*
                                                                                                                     ======
                       Amount of dividends to Preferred Stock shareholders ................................             .50%*
                                                                                                                     ======
                       Investment income--net, to Common Stock shareholders ...............................            6.29%*
                                                                                                                     ======
===============================================================================================================================
Ratios Based on Average Net Assets of Common & Preferred Stock***
-------------------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver ......................................................             .34%*
                                                                                                                     ======
                       Total expenses .....................................................................             .77%*
                                                                                                                     ======
                       Total investment income--net .......................................................            4.68%*
                                                                                                                     ======
===============================================================================================================================
Ratios Based on Average Net Assets of Preferred Stock
-------------------------------------------------------------------------------------------------------------------------------
                       Dividends to Preferred Stock shareholders ..........................................            1.11%*
                                                                                                                     ======


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003  13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)

                                                                                                 For the Period
The following per share data and ratios have been derived                                           August 1,
from information provided in the financial statements.                                              2003+ to
                                                                                                   October 31,
Increase (Decrease) in Net Asset Value:                                                               2003
===============================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------
                       Net assets applicable to Common Stock, end of period (in thousands)          $250,631
                                                                                                    ========
                       Preferred Stock outstanding, end of period (in thousands) .........          $136,500
                                                                                                    ========
                       Portfolio turnover ................................................             11.51%
                                                                                                    ========
===============================================================================================================
Leverage
---------------------------------------------------------------------------------------------------------------
                       Asset coverage per $1,000 .........................................          $  2,836
                                                                                                    ========
===============================================================================================================
Dividends Per Share on Preferred Stock Outstanding++
---------------------------------------------------------------------------------------------------------------
                       Series M7--Investment income--net .................................          $     55
                                                                                                    ========
                       Series T7--Investment income--net .................................          $     50
                                                                                                    ========

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
***   Do not reflect the effect of dividends to Preferred Stock shareholders.
+     Commencement of operations.
++    The Fund's Preferred Auction Market Stock was issued on August 26, 2003.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14  PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Notes to Financial Statements

1. Significant Accounting Policies:

Preferred and Corporate Income Strategies Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. Prior to commencement of operations on August 1, 2003, the Fund had no operations other than those relating to organizational matters and the sale of 4,189 shares of Common Stock on July 17, 2003 to Fund Asset Management, L.P. ("FAM") for $100,012. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund's Common Stock is listed on the New York Stock Exchange ("NYSE") under the symbol PSW. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003  15

[LOGO] Merrill Lynch Investment Managers

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Swaps -- The Fund may enter into swap agreements, which are over-the-counter contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $83,550 has been reclassified between accumulated net realized capital losses and undistributed net investment income. This reclassification has no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .60% of the Fund's average weekly net assets (including proceeds from the issuance of Preferred Stock) plus the proceeds of any outstanding borrowings used for leverage. For the period August 1, 2003 to October 31, 2003, FAM earned fees of $517,703, of which $358,412 was waived.

During the period August 1, 2003 to October 31, 2003, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $11,559,375 in connection with the issuance of the Fund's Common Stock.


16  PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Notes to Financial Statements (concluded)

For the period August 1, 2003 to October 31, 2003, the Fund reimbursed FAM $1,990 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period August 1, 2003 to October 31, 2003 were $400,541,694 and $29,054,766, respectively.

Net realized gains (losses) for the period August 1, 2003 to October 31, 2003 and net unrealized gains (losses) as of October 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................        $   446,086        $ 9,084,720
Options purchased ......................           (820,000)        (1,353,543)
Options written ........................                 --            728,263
Swaps ..................................                 --           (831,600)
Financial future contracts .............                 --           (452,563)
                                                ------------------------------
Total ..................................        $  (373,914)       $ 7,175,277
                                                ==============================

As of October 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $8,036,717, of which $10,046,089 related to appreciated securities and $2,009,372 related to depreciated securities. The aggregate cost of investments at October 31, 2003, net of options written, for Federal income tax purposes was $380,675,045.

Transactions in options written for the period August 1, 2003 to October 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                       Number of       Premiums
Put Options Written                                    Contracts       Received
--------------------------------------------------------------------------------
Outstanding put options written,
   beginning of period .....................                --                --
Options written ............................             1,025        $2,133,438
                                                       -------------------------
Outstanding put options written,
   end of period ...........................             1,025        $2,133,438
                                                       =========================

4. Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the period August 1, 2003 to October 31, 2003 increased by 10,275,000 from shares sold.

Preferred Stock

Auction Market Preferred Stock ("AMPS") are redeemable shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, plus accrued and unpaid dividends, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at October 31, 2003 were as follows:
Series M7, 1.13% and Series T7, 1.09%.

Shares issued and outstanding during the period August 1, 2003 to October 31, 2003 increased by 5,460 from shares sold.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from .25% to .375%, calculated on the proceeds of each auction. For the period August 1, 2003 to October 31, 2003, MLPF&S earned $48,605 as commissions.

5. Distributions to Shareholders:

The Fund paid an ordinary income dividend in the amount of $.166667 per share on November 28, 2003 to shareholders of record on November 14, 2003.

The tax character of distributions paid during the period August 1, 2003 to October 31, 2003 was as follows:

--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income ......................................             $3,600,880
                                                                      ----------
Total taxable distributions .............................             $3,600,880
                                                                      ==========
--------------------------------------------------------------------------------

As of October 31, 2003, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed ordinary income--net ......................         $   388,059
Undistributed long-term capital gains--net ..............                  --
                                                                  -----------
Total undistributed earnings--net .......................             388,059
Capital loss carryforward ...............................          (1,276,621)*
Unrealized gains--net ...................................           7,990,147**
                                                                  -----------
Total accumulated earnings--net .........................         $ 7,101,585
                                                                  ===========

* On October 31, 2003, the Fund had a net capital loss carryforward of $1,276,621, all of which expires in 2011. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain futures and options contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and other book/tax temporary differences.


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003  17

[LOGO] Merrill Lynch Investment Managers

Report of Independent Auditors

To the Shareholders and Board of Directors of Preferred and Corporate Income Strategies
Fund, Inc.:

We have audited the accompanying statement of net assets and liabilities of Preferred and Corporate Income Strategies Fund, Inc., including the schedule of investments, as of October 31, 2003, the related statement of operations, the statement of changes in net assets and the financial highlights for the period August 1, 2003 (commencement of operations) to October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Preferred and Corporate Income Strategies Fund, Inc. at October 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period August 1, 2003 through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP
MetroPark, New Jersey
December 17, 2003

Important Tax Information (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Preferred and Corporate Income Strategies Fund, Inc. during the fiscal period ended October 31, 2003:

--------------------------------------------------------------------------------
Qualified Dividend Income for Individuals ......................           8.01%
Dividends Qualifying for the Dividends
   Received Deduction for Corporations .........................           3.21%
--------------------------------------------------------------------------------

Please retain this information for your records.


18  PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Automatic Dividend Reinvestment Plan (unaudited)

The following description of the Fund's Automatic Dividend Reinvestment Plan (the "Plan") is sent to you annually as required by Federal securities laws.

Pursuant to the Fund's Plan, unless a holder of Common Stock otherwise elects, all dividend and capital gains distributions will be automatically reinvested by EquiServe (the "Plan Agent"), as agent for shareholders in administering the Plan, in additional shares of Common Stock of the Fund. Holders of Common Stock who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name then to such nominee) by EquiServe, as dividend paying agent. Such participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to EquiServe, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.

Whenever the Fund declares an income dividend or capital gains distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If on the payment date for the dividend, the net asset value per share of the Common Stock is equal to or less than the market price per share of the Common Stock plus estimated brokerage commissions (such conditions being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of Common Stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of Common Stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisitions of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date determined by dividing the uninvested portion of the dividend by the net asset value per share.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003  19

[LOGO] Merrill Lynch Investment Managers

Automatic Dividend Reinvestment Plan (unaudited) (concluded)

In the case of shareholders such as banks, brokers or nominees which hold shares of others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

The value of shares acquired pursuant to the Plan will generally be excluded from gross income to the extent that the cash amount reinvested would be excluded from gross income. If, when the Fund's shares are trading at a premium over net asset value, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of such discount (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at EquiServe, P.O. Box 43010, Providence, RI 02940-3010, Telephone: 800-426-5523.


20  PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Officers and Directors (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length                                                         Fund Complex    Directorships
                           Held         of Time                                                        Overseen by     Held by
Name        Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years           Director        Director
====================================================================================================================================
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    2003 to  President and Chairman of the Merrill Lynch           124 Funds       None
Glenn*      Princeton, NJ  and          present  Investment Managers, L.P. ("MLIM")/Fund Asset         163 Portfolios
            08543-9011     Director              Management, L.P. ("FAM")--Advised Funds since
            Age: 63                              1999; Chairman (Americas Region) of MLIM from 2000
                                                 to 2002; Executive Vice President of FAM and MLIM
                                                 (which terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from 1986 to 2002 and
                                                 Director thereof from 1991 to 2002; Executive Vice
                                                 President and Director of Princeton Services, Inc.
                                                 ("Princeton Services") from 1993 to 2002; President
                                                 of Princeton Administrators, L.P. from 1989 to 2002;
                                                 Director of Financial Data Services, Inc. since
                                                 1985.

            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or
              MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The
              Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.

====================================================================================================================================
Independent Directors*
------------------------------------------------------------------------------------------------------------------------------------
David O.    P.O. Box 9095  Director     2003 to  Professor of Finance and Economics at the Columbia    10 Funds        None
Beim        Princeton, NJ               present  University Graduate School of Business since 1991;    17 Portfolios
            08543-9095                           Chairman of Wave Hill, Inc. since 1990; Chairman
            Age: 63                              of Outward Bound U.S.A. from 1997 to 2002; Trustee
                                                 of Phillips Exeter Academy.
------------------------------------------------------------------------------------------------------------------------------------
James T.    P.O. Box 9095  Director     2003 to  Chief Financial Officer of J.P. Morgan & Co., Inc.    10 Funds        None
Flynn       Princeton, NJ               present  from 1990 to 1995.                                    17 Portfolios
            08543-9095
            Age: 64
------------------------------------------------------------------------------------------------------------------------------------
Todd        P.O. Box 9095  Director     2003 to  General Partner of Gibbons, Goodwin, van              9 Funds         None
Goodwin     Princeton, NJ               present  Amerongen (investment banking firm) since             16 Portfolios
            08543-9095                           1984.
            Age: 72
------------------------------------------------------------------------------------------------------------------------------------
George W.   P.O. Box 9095  Director     2003 to  Managing Partner of Bradley Resources Company         9 Funds         Thoratec
Holbrook    Princeton, NJ               present  (private investment company) and associated with      16 Portfolios   Laboratories
            08543-9095                           that Firm and its predecessors since 1953; Director                   Corporation
            Age: 72                              of Thoratec Laboratories Corporation (medical device
                                                 manufacturers).
------------------------------------------------------------------------------------------------------------------------------------
W. Carl     P.O. Box 9095  Director     2003 to  Mizuho Financial Group Professor of Finance,          10 Funds        None
Kester      Princeton, NJ               present  Senior Associate Dean and Chairman of the MBA         17 Portfolios
            08543-9095                           Program of Harvard University Graduate School of
            Age: 51                              Business Administration since 1999; Serves on the
                                                 Board of Advisors of Security Leasing Partners.
------------------------------------------------------------------------------------------------------------------------------------
Karen P.    P.O. Box 9095  Director     2003 to  President of Robards & Company, a financial advisory  10 Funds        None
Robards     Princeton, NJ               present  firm providing services to companies in the health    17 Portfolios
            08543-9095                           care industry; Director of Enable Medical
            Age: 53                              Corporation since 1996; Director of Atricure, Inc.
                                                 since 2000; Founder and President of The Cooke
                                                 Center for Learning and Development, a non-profit
                                                 educational organization, since 1987.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003  21

[LOGO] Merrill Lynch Investment Managers

Officers and Directors (unaudited) (concluded)

                           Position(s)  Length
                           Held         of Time
Name        Address & Age  with Fund    Served*  Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2003 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof
Burke       Princeton, NJ  President    present  since 1999; Senior Vice President and Treasurer of Princeton Services since
            08543-9011     and                   1999; Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
            Age: 43        Treasurer
------------------------------------------------------------------------------------------------------------------------------------
Robert R.   P.O. Box 9011  Vice         2003 to  Managing Director of MLIM since 2000; Director (Global Fixed Income) of MLIM
Peterson,   Princeton, NJ  President    present  from 1997 to 2000.
Jr.         08543-9011
            Age: 50
------------------------------------------------------------------------------------------------------------------------------------
John D.     P.O. Box 9011  Vice         2003 to  Director (Global Fixed Income) of MLIM since 2000; Vice President of MLIM from
Burger      Princeton, NJ  President    present  1998 to 2000.
            08543-9011
            Age: 41
------------------------------------------------------------------------------------------------------------------------------------
Thomas      P.O. Box 9011  Vice         2003 to  Vice President of MLIM since 1997.
Musmanno    Princeton, NJ  President    present
            08543-9011
            Age: 34
------------------------------------------------------------------------------------------------------------------------------------
Bradley J.  P.O. Box 9011  Secretary    2003 to  Director of MLIM since 2002; Vice President (Legal Advisory) of MLIM from
Lucido      Princeton, NJ               present  1999 to 2002 and attorney since 1995.
            08543-9011
            Age: 37
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and
Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agents

Common Stock:

EquiServe
P.O. Box 43010
Providence, RI 02940-3010

Preferred Stock:

The Bank of New York
100 Church Street
New York, NY 10286

NYSE Symbol

PSW


22  PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


    PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC.    OCTOBER 31, 2003  23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

Preferred and Corporate Income Strategies Fund, Inc. seeks to provide shareholders with high current income. The secondary objective of the Fund is to seek to provide shareholders with capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of preferred securities, including convertible preferred securities that may be converted into common stock or other securities of the same or a different issuer.

This report, including the financial information herein, is transmitted to shareholders of Preferred and Corporate Income Strategies Fund, Inc. for their information. It is not a prospectus. The Fund intends to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Preferred and Corporate Income Strategies Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                  #PCIS -- 10/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--

         The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -

         The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

         The registrant's board of directors has determined that David O. Beim,
         W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

         Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 11 years.

         Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

         Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

         Proxy Voting Policies and Procedures

         Each Fund's Board of Directors/Trustees has delegated to Merrill Lynch Investment Managers, L.P. and/or Fund Asset Management, L.P. (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties

         In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

o Routine proposals related to requests regarding the formalities of corporate meetings.

o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Preferred and Corporate Income Strategies Fund, Inc.


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Preferred and Corporate Income Strategies Fund, Inc.

        Date: December 22, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -----------------------------
            Terry K. Glenn,
            President of
            Preferred and Corporate Income Strategies Fund, Inc.

        Date: December 22, 2003


        By: /s/ Donald C. Burke
            -----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Preferred and Corporate Income Strategies Fund, Inc.

        Date: December 22, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.